UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

(Address of principal executive offices)                         (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-296-0289

Date of fiscal year end:  October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ July 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE

	Common Stocks (98.4%)
	France (16.4%)
	Aerospace & Defense
60,011	Airbus Group N.V.	$3,470,441

	Banks
61,818	BNP Paribas SA	4,076,658
192,441	Credit Agricole SA	2,606,456

		6,683,114

	Electrical Equipment
48,152	Schneider Electric SE	4,050,802

	Hotels, Restaurants & Leisure
72,854	Accor SA	3,517,180

	Insurance
176,619	AXA SA	4,044,779

	Media
96,445	SES SA	3,537,021

	Multi-Utilities
173,574	Suez Environnement Co.	3,225,679

	Total France	28,529,016

	Germany (14.8%)
	Automobiles
54,028	Daimler AG (Registered)	4,476,125
17,276	Volkswagen AG (Preference)	4,035,889

		8,512,014

	Health Care Providers & Services
21,300	Fresenius SE & Co., KGaA	3,190,341

	Industrial Conglomerates
40,984	Siemens AG (Registered)	5,070,270

	Insurance
16,765	Muenchener Rueckversicherungs AG (Registered)	3,566,516

	Pharmaceuticals
40,784	Bayer AG (Registered)	5,401,256

	Total Germany	25,740,397

	Ireland (1.9%)
	Construction Materials
137,935	CRH PLC	3,223,246

	Italy (1.8%)
	Banks
393,419	UniCredit SpA	3,065,243

	Netherlands (2.3%)
	Media
174,030	Reed Elsevier N.V.	3,909,908

	Spain (4.2%)
	Banks
310,122	Banco Bilbao Vizcaya Argentaria SA	3,816,186

	Information Technology Services
88,636	Amadeus IT Holding SA, Class A (a)	3,485,825

	Total Spain	7,302,011

	Sweden (3.0%)
	Household Products
109,388	Svenska Cellulosa AB SCA, Class B	2,702,012

	Wireless Telecommunication Services
28,807	Millicom International Cellular SA SDR (a)	2,454,297

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

	Total Sweden	5,156,309

	Switzerland (17.6%)
	Chemicals
8,460	Syngenta AG (Registered)	3,008,241

	Food Products
108,135	Nestle SA (Registered)	8,027,520

	Insurance
14,008	Zurich Insurance Group AG (b)	4,072,254

	Pharmaceuticals
85,441	Novartis AG (Registered)	7,458,093
27,413	Roche Holding AG (Genusschein)	7,964,117

		15,422,210

	Total Switzerland	30,530,225

	United Kingdom (36.4%)
	Aerospace & Defense
178,155	Rolls-Royce Holdings PLC (b)	3,103,699

	Banks
1,076,867	Barclays PLC	4,080,539
631,352	HSBC Holdings PLC	6,758,828

		10,839,367

	Household Products
56,593	Reckitt Benckiser Group PLC	4,994,100

	Insurance
211,260	Prudential PLC	4,864,670

	Metals & Mining
746,756	Glencore PLC (b)	4,535,068

	Oil, Gas & Consumable Fuels
231,298	BG Group PLC	4,563,304
670,824	BP PLC	5,479,725
148,743	Royal Dutch Shell PLC, Class A	6,116,407

		16,159,436

	Pharmaceuticals
192,822	GlaxoSmithKline PLC	4,654,164

	Tobacco
94,389	British American Tobacco PLC	5,524,058
86,347	Imperial Tobacco Group PLC	3,739,752

		9,263,810

	Wireless Telecommunication Services
1,434,829	Vodafone Group PLC	4,777,513

	Total United Kingdom	63,191,827

	Total Common Stocks (Cost $133,186,783)	170,648,182

NUMBER OF SHARES (000)

	Short-Term Investments (3.2%)
	Securities held as Collateral on Loaned Securities (1.6%)
	Investment Company (1.4%)
2,408	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $2,407,555)	2,407,555

PRINCIPAL AMOUNT (000)		VALUE

	Repurchase Agreements (0.2%)
$83	Barclays Capital, Inc. (0.06%, dated 07/31/14, due 08/01/14; proceeds $82,714; fully collateralized by a U.S. Government obligation; 0.88% due 01/31/18; valued at $84,369)	82,714

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

414	BNP Paribas Securities Corp. (0.09%, dated 07/31/14, due 08/01/14; proceeds $413,572; fully collateralized by a U.S. Government agency security; 4.50% due 01/01/41; valued at $421,842)		413,571

	Total Repurchase Agreements (Cost $496,285)		496,285

	Total Securities held as Collateral on Loaned Securities (Cost $2,903,840)		2,903,840

NUMBER OF SHARES (000)

	Investment Company (1.6%)
2,690	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $2,690,181)		2,690,181

	Total Short-Term Investments (Cost $5,594,021)		5,594,021

	Total Investments (Cost $138,780,804) (d)(e)	101.6%	176,242,203
	Liabilities in Excess of Other Assets	(1.6)	(2,778,571)

	Net Assets	100.0%	$173,463,632

SDR	Swedish Depositary Receipt.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2014 were $2,793,589 and $2,958,213, respectively. The Fund received cash collateral of $2,958,213 of which $2,903,840 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. At July 31, 2014, there was uninvested cash of $54,373 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(d)	The fair value and percentage of net assets, $170,648,182 and 98.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Summary of Investments ¡ July 31, 2014 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$25,477,630		14.7%
Banks	24,403,910		14.1
Insurance	16,548,219		9.6
Oil, Gas & Consumable Fuels	16,159,436		9.3
Tobacco	9,263,810		5.4
Automobiles	8,512,014		4.9
Food Products	8,027,520		4.6
Household Products	7,696,112		4.4
Media	7,446,929		4.3
Wireless Telecommunication Services	7,231,810		4.2
Aerospace & Defense	6,574,140		3.8
Industrial Conglomerates	5,070,270		2.9
Metals & Mining	4,535,068		2.6
Electrical Equipment	4,050,802		2.3
Hotels, Restaurants & Leisure	3,517,180		2.0
Information Technology Services	3,485,825		2.0
Multi-Utilities	3,225,679		1.9
Construction Materials	3,223,246		1.9
Health Care Providers & Services	3,190,341		1.8
Chemicals	3,008,241		1.7
Investment Company	2,690,181		1.6
	$173,338,363	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments ¡ July 31, 2014 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”); Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Aerospace & Defense	$—	$6,574,140	$—	$6,574,140
Automobiles	—	8,512,014	—	8,512,014
Banks	—	24,403,910	—	24,403,910
Chemicals	—	3,008,241	—	3,008,241
Construction Materials	—	3,223,246	—	3,223,246
Electrical Equipment	—	4,050,802	—	4,050,802
Food Products	—	8,027,520	—	8,027,520
Health Care Providers & Services	—	3,190,341	—	3,190,341
Hotels, Restaurants & Leisure	—	3,517,180	—	3,517,180
Household Products	—	7,696,112	—	7,696,112
Industrial Conglomerates	—	5,070,270	—	5,070,270
Information Technology Services	—	3,485,825	—	3,485,825
Insurance	—	16,548,219	—	16,548,219
Media	—	7,446,929	—	7,446,929
Metals & Mining	—	4,535,068	—	4,535,068
Multi-Utilities	—	3,225,679	—	3,225,679
Oil, Gas & Consumable Fuels	—	16,159,436	—	16,159,436
Pharmaceuticals	—	25,477,630	—	25,477,630
Tobacco	—	9,263,810	—	9,263,810
Wireless Telecommunication Services	—	7,231,810	—	7,231,810
Total Common Stocks	—	170,648,182	—	170,648,182
Short-Term Investments
Investment Company	5,097,736	—	—	5,097,736
Repurchase Agreements	—	496,285	—	496,285
Total Short-Term Investments	5,097,736	496,285	—	5,594,021
Total Assets	$5,097,736	$171,144,467	$—	$176,242,203

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2014, securities with a total value of $156,573,940 transferred from Level 1 to Level 2. At July 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning Balance	$28,042
Purchases	—
Sales	(28,389)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	347
Realized gains (losses)	—

Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of July 31, 2014.	$—

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

September 18, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

September 18, 2014